Stockholders' Equity (Details) - Schedule of common stock are reserved for future issuance	12 Months Ended
Dec. 31, 2020 shares
Class of Warrant or Right [Line Items]
Total	35,924,396
Warrants for the issuance of Common Stock [Member]
Class of Warrant or Right [Line Items]
Total	12,149,117
Stock options issued and outstanding [Member]
Class of Warrant or Right [Line Items]
Total	10,975,279
Authorized for future grant under 2020 Equity Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Total	12,800,000